Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,	December 31,
	2017	2016

Issued
41,496,950 (2016: 39,540,384) common shares	$207,012	$202,191

Schedule of Changes in Company's Outstanding Stock Options
A summary of changes in the Company’s outstanding stock options is presented below:

		December 31,		December 31,
		2017		2016
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	1,771	$4.64	1,516	$9.50
Granted	1,058	3.86	808	2.09
Exercised	(261)	3.22	(93)	3.12
Expired	(252)	17.31	(460)	16.50
Balance, end of year	2,316	$3.06	1,771	$4.64

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information on stock options outstanding and exercisable as at December 31, 2017:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

2.00 to 3.00	0.78	1,163	$2.14	899	$2.17
3.01 to 4.00	2.07	1,050	3.85	350	3.85
4.01 to 5.00	1.75	25	4.59	14	4.63
5.01 to 6.00	0.41	78	5.65	78	5.65
		2,316	$3.06	1,341	$2.84

Fair Value Weighted Average Assumptions
The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Expected stock price volatility (1)	83%	83%
Risk free interest rate	0.87%	0.47%
Expected life	3 years	3 years
Expected forfeiture rate	4.18%	4.97%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$19
Share-based payments included in general and
administrative expenses	1,491	566
Total share-based payments	$1,491	$585

Warrants Issued and Outstanding
The warrants that are issued and outstanding as at December 31, 2017 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
742,883	4.68	Jul 2016	Jun 14, 2021
224,728	4.20	Jul 2016	Jun 14, 2018
1,350,204	4.68	Jun 2016	Jun 9, 2021
388,886	4.20	Jun 2016	Jun 9, 2018
1,537,355	1.20	Feb 2016	Feb 10, 2019
307,777	1.20	Nov 2015	Nov 10, 2018
29,166	1.56	Aug 2015	Aug 26, 2018
190,906	3.00	Aug 2015	Aug 26, 2018
395,486	1.56	May 2015	May 27, 2018
5,167,391